Supplement Dated December 20, 2010

To

Prospectuses Dated May 3, 2010

This supplement is intended for distribution with prospectuses dated May 3, 2010 for variable life insurance contracts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life

Medallion Executive Variable Life II

Medallion Executive Variable Life III

Majestic Variable Universal Life

Majestic Variable Universal Life 98

Variable Master Plan Plus

Majestic Variable COLI

Variable Estate Protection

Majestic Variable Estate Protection

Majestic Variable Estate Protection 98

Variable Estate Protection Plus

Variable Estate Protection Edge

Performance Survivorship Variable Universal Life

Majestic Performance Survivorship Variable

Universal Life

Performance Executive Variable Life

Medallion Variable Life

Medallion Variable Universal Life Plus

Medallion Variable Universal Life Edge

Medallion Variable Universal Life Edge II

Annual Premium Variable Life

Flex V1

Flex V2

eVariable Life

VUL Accumulator

Corporate VUL

EPVUL

Accumulation VUL

VUL Protector

SPVL

Survivorship VUL

Protection Variable Universal Life

On December 15, 2010, MFC Global Investment Management (U.S.A.) Limited, changed its name to John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and MFC Global Investment Management (U.S.), LLC changed its name to John Hancock Asset Management, a division of Manulife Asset Management (US) LLC.

On December 31, 2010, T. Rowe Price Associates, Inc. will replace BlackRock Investment Management, LLC as the subadviser for the Large Cap Value portfolio.

Effective January 1, 2011, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC was appointed as a subadviser to the following portfolios:

American Fundamental Holdings Trust

American Global Diversification Trust

Core Diversified Growth & Income Trust

Core Strategy Trust

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Franklin Templeton Founding Allocation

Portfolio	Portfolio Manager	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	Declaration Management & Research LLC; and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.
American Fundamental Holdings	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek long-term growth of capital. The portfolio invests in other funds and other investment companies, as well as other types of investments. The portfolio operates as a fund of funds and currently invests primarily in four underlying funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund.
American Global Diversification	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek long-term growth of capital. The portfolio invests in other funds and other investment companies, as well as other types of investments. Under normal market conditions, the portfolio invests a significant portion of its assets in securities, which include securities held by the underlying funds, that are located outside of the U.S. The portfolio operates as a fund of funds and currently invests primarily in five underlying funds of the American Funds Insurance Series: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund.
Core Diversified Growth & Income	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek long-term growth of capital and income. The portfolio invests in other funds and other investment companies, as well as other types of investments. Under normal market conditions, the portfolio generally invests between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed-income securities, which include securities held by the underlying funds.
Core Strategy	John Hancock Asset	To seek long-term growth of capital. Current income

	Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	is also a consideration. Under normal market conditions, the portfolio invests in other funds of JHT and other investment companies (including exchange traded funds). The portfolio invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and underlying funds that invest primarily in fixed-income securities.
Franklin Templeton Founding Allocation	John Hancock Investment Management Services, LLC John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek long-term growth of capital. The portfolio invests in other funds and in other investment companies, as well as other types of investments. The portfolio currently invests primarily in three underlying funds: Global Fund, Income Fund and Mutual Shares Fund.
Large Cap Value	T. Rowe Price Associates, Inc.	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.* The portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large-capitalization companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.
Lifestyle Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek long-term growth of capital. Current income is not a consideration. The portfolio normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio normally invests approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 50% in underlying funds that invest primarily in equity securities.
Lifestyle Conservative	John Hancock Asset Management, a division of	To seek a high level of current income with some consideration given to growth of capital. The

	Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	portfolio normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek long-term growth of capital. Current income is also a consideration. The portfolio invests approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 70% in underlying funds that invest primarily in equity securities.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P MidCap 400 Index* and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Under normal market conditions, the portfolio invests in high quality, U.S. dollar denominated money market instruments. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
Optimized All Cap	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies. The portfolio will focus on equity securities of U.S. companies across the three market capitalization ranges of large, medium and small.
Optimized Value	John Hancock Asset	To seek long-term capital appreciation. Under normal

	Management, a division of Manulife Asset Management (North America) Limited	market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Value Index.*
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. The portfolio seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Under normal circumstances, the portfolio’s effective duration is no more than 3 years.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Smaller Company Growth	Frontier Capital Management Company, LLC; Perimeter Capital Management; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in small-capitalzation equity securities.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to maximize total return consistent with current income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its assets in the following types of securities, which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities, domestic high-yield bonds and investment-grade corporate bonds, and currency instruments.
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index* and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index.
Ultra Short Term Bon	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek total return with a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment-grade, including preferred and other convertible securities in below investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The portfolio also invests in corporate debt securities that are investment-grade, and may buy preferred and other convertible securities and bank loans that are investment-grade.

Please note that certain of the investment options described in this prospectus supplement may not be available to you under your policy.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp(V2) 12/2010

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